Expense Example - GraniteShares US 100 Autocallable Income ETF	Aug. 10, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 57.49
Expense Example, with Redemption, 3 Years	$ 189.91